Non-Operating Income (Expense) - Schedule of Non-Operating Income (Expense) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Gain (loss) on variable consideration	$ (141)	$ 56
Foreign exchange gains (losses)	39	(2)
Loss on debt redemption or purchase (Note 18(b))	0	(11)
Other	(3)	0
Total non operating income (expense)	$ (105)	$ 43